Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Fair Values of Pension Plan Assets, by Asset Category and Level of Fair Values (Parenthetical) (Detail) (U.S. Pension Plans [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum percentage of invested in real estate funds	90.00%
Maximum amount invested in alternative investments	$ 0.5